Investment Strategy	Dec. 31, 2025
Penn Capital Short Duration High Income Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund seeks to achieve its investment objective by investing, under normal circumstances, primarily in fixed income securities and senior floating rate loans that are rated below investment grade. Below-investment grade debt instruments (commonly called “high yield” or “junk”) are those instruments rated BB+ or lower by S&P Global Ratings (“S&P”) or Fitch Ratings, Inc. (“Fitch”), or Ba1 or lower by Moody’s Investors Service, Inc. (“Moody’s”), or comparably rated by another nationally recognized statistical rating organization, or, if unrated, determined by the Advisor to be of comparable quality. Fixed income securities in which the Fund invests include debt securities such as bonds, notes and debentures. Within the high yield market, the Fund expects to invest primarily in high yield fixed income securities and senior floating rate loans, including covenant lite loans, that are generally rated at the time of purchase BB+ or lower by S&P or Ba1 or lower by Moody’s, or, if unrated, determined by the Advisor to be of comparable credit quality. The Advisor seeks to pursue a conservative (defensive) investment strategy within the high yield debt market by generally avoiding the lowest rated (i.e., riskiest) debt instruments in the high yield market. The Fund invests in split rated securities (securities which have different ratings from the rating agencies) if one of the ratings is at least a B- rating from S&P or B3 from Moody’s. The Fund will not invest in high yield bonds or senior floating rate loans rated CCC+ or lower by S&P, and Caa1 or lower by Moody’s because the Advisor has determined that such bonds and loans are the riskiest or lowest quality segment of the market and that they have historically been the most likely to default.

In selecting investments for the Fund, the Advisor incorporates environmental, social, and governance-related (“ESG”) issues into its research and analysis, including, but not limited to, an assessment of the following factors: evaluation of a company’s management team, board and leadership structure, share structure and overall business practices. Each investment decision incorporates ESG and sustainability to the extent that any of these ESG factors impact the financial health or reputational risk of the company within the capital markets.

Although the Fund has the ability to invest in securities of any maturity, the Fund will normally target a dollar-weighted average maturity of three years or less in an effort to emphasize a more defensive overall portfolio positioning. Maturity is a measure of the time until the principal amount of a bond or loan is due. The Fund typically focuses on instruments that have short durations and seeks to maintain a duration of no more than three years. Duration is an approximate measure of the underlying portfolio’s price sensitivity to changes in prevailing interest rates. Higher duration securities typically are more sensitive to interest rate changes. Conversely, bonds and loans with a shorter duration are typically less sensitive to interest rate changes. For example, the approximate percentage decrease in the price of a security with a three-year duration would be 3% in response to a 1% increase in interest rates. Duration takes into account a debt instrument’s cash flows over time, including the possibility that a debt instrument might be prepaid by the issuer or redeemed by the holder prior to the stated maturity date. Since shorter duration bonds are typically less volatile than longer duration bonds, the Fund’s defensive positioning is expected to generally result in lower volatility relative to the overall high yield market.

The Fund’s investments in fixed income securities and loans will typically consist of U.S. dollar denominated high yield corporate bonds and notes and senior floating rate loans. The Fund also will invest in the securities of leveraged companies (i.e., companies that issue debt). In addition, the Fund may have increased exposure to investments in the financials sector. The Fund may invest up to 25% of its net assets in foreign fixed-income securities, including those denominated in U.S. dollars or other currencies, or in loans issued by lenders based outside of the U.S.

The Fund is permitted to invest without limit in privately placed Rule 144A fixed-income securities. The Fund may invest up to 20% of its net assets in convertible bonds. The Fund also will invest in loans issued by banks, as well as investment grade loans and other debt instruments. To achieve its objective, the Fund is permitted to invest in other investment companies, including affiliated investment companies, and in exchange traded funds (“ETFs”), that have investment objectives similar to the Fund’s or that otherwise are permitted investments with the Fund’s investment policies described herein.

The Fund’s investments in senior floating rate loans will be through syndicated loans. Syndicated loans are an extension of credit provided by a group of lenders and are structured, arranged, syndicated and administered by one or more banks. Loan coupons are typically “floating” rate. Floating rate securities generally pay interest at rates that adjust whenever a specified interest rate changes and/or is reset on predetermined dates (such as the last day of a month or calendar quarter). The Fund also expects to obtain exposure to senior floating rate loans through investments in affiliated investment companies.

The Fund may invest in “covenant lite” loans. Certain financial institutions may define “covenant lite” loans differently. Covenant lite loans may have tranches that contain fewer or no restrictive covenants. The tranche of the covenant lite loan that has fewer restrictions typically does not include the legal clauses which allows an investor to proactively enforce financial tests or prevent or restrict undesired actions taken by the company or sponsor. Covenant lite loans also generally give the borrower/issuer more flexibility if they have met certain loan terms and provide fewer investor protections if certain criteria are breached.

The Advisor considers both quantitative and qualitative factors in its evaluation and selection of investments for the Fund. Quantitative measures include the review of company financial statements and analysis of the company’s projected future financial position. Qualitative measures include evaluation of management, identification of market leaders within industries, and due-

diligence research regarding customers, competitors and suppliers. The Advisor could choose to sell a particular security if, for example, it no longer satisfies specific criteria based on the quantitative and qualitative factors outlined above, or to take advantage of what the Advisor has determined to be a better investment opportunity.

The Fund anticipates a higher than average portfolio turnover rate.

Penn Capital Special Situations Small Cap Equity Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund seeks to achieve its investment objective by investing, under normal circumstances, at least 80% of its net assets in the equity securities of small-capitalization companies. Small-capitalization companies are defined for this purpose as companies with market capitalizations at the time of purchase between the lesser of $100 million or the market capitalization of the smallest company included in the Bloomberg US 2000 Index and the greater of $6 billion or the market capitalization of the largest company included in the Bloomberg US 2000 Index. As of October 31, 2025, the minimum and maximum market capitalizations included in the Bloomberg US 2000 Index were approximately $20 million and $14.4 billion, respectively. The Fund is not required to sell equity securities whose market values appreciate or depreciate outside this market capitalization range.

In selecting investments for the Fund, the Advisor incorporates environmental, social, and governance-related (“ESG”) issues into its research and analysis, including, but not limited to, an assessment of the following factors: evaluation of a company’s management team, board and leadership structure, share structure and overall business practices. Each investment decision incorporates ESG and sustainability to the extent that any of these ESG factors impact the financial health or reputational risk of the company within the capital markets.

Equity securities in which the Fund invests include common stock; preferred stock; equity-equivalent securities such as convertible securities; other investment companies, including exchange traded funds (“ETFs”); American Depositary Receipts (“ADRs”); and real estate investment trusts (“REITs”). The Fund also is permitted to invest in private placements in these types of securities. ADRs are equity securities traded on U.S. securities exchanges, which are generally issued by banks or trust companies to evidence ownership of foreign equity securities. In addition, the Fund may have increased exposure to investments in the financials and consumer discretionary sectors. The Fund generally invests in the securities of leveraged companies (i.e., companies that issue debt). The Fund also has the ability to invest in other investment companies, including ETFs, that have investment objectives similar to the Fund’s or that otherwise are permitted investments with the Fund’s investment policies described herein. The Fund may invest up to 25% of its net assets in foreign equity securities.

The Fund generally intends to invest in approximately 50 to 90 equity securities identified by the Advisor’s fundamental, bottom-up value driven research. The portfolio construction process involves both quantitative and qualitative fundamental analysis. Quantitative measures include the review of company financial statements and analysis of the company’s financial metrics relative to its peer group. Qualitative measures include evaluation of management, identification of market leaders within industries, and due-diligence research regarding customers, competitors and suppliers. The Advisor could choose to sell a security when, for example, in the Advisor’s determination, it no longer represents an attractive growth prospect, or to take advantage of what the Advisor has determined to be a better investment opportunity.

The Fund anticipates a higher than average portfolio turnover rate.

P/E Global Enhanced International Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Adviser seeks to achieve the Fund’s investment objective primarily by investing in exchange-traded futures, including equity index futures (such as futures related to the MSCI EAFE Index) and currency futures, and exchange traded funds (“ETFs”). In addition, the Fund may invest in instruments for cash management purposes, including fixed-income securities, such as U.S. Treasury securities, money market securities, cash or cash equivalents. The Fund may also invest in other registered investment companies and forward contracts.

The Adviser employs various qualitative and quantitative investment processes that it refers to as the enhanced international equity strategy (the “Enhanced International Equity Strategy”) on behalf of the Fund. The Enhanced International Equity Strategy seeks to combine the performance of:

●	exposure to certain global equity indices (referred to as the “International Equity Index Component”), and

●

the Adviser’s proprietary FX Strategy (Conservative, No-Gold), a strategy focused on the international currency markets that targets a volatility designated by the Adviser as conservative and excludes exposure to gold (the “FX Component”).

International Equity Index Component: The Fund seeks to capture the returns of large and mid-cap equity securities in developed markets outside of the U.S. by investing in ETFs and exchange-traded equity index futures, such as futures on the MSCI EAFE Index.

While each underlying equity index is generally denominated in U.S. Dollars, the securities that compose such index are each denominated in their home currency. Consequently, the returns of the instruments used to gain exposure to the equity indices are influenced by changes in the exchange rate between the U.S. Dollar and the various home currencies of the securities included in the index. To reduce this influence, the Adviser utilizes exchange-traded currency futures to hedge all or a portion of the exchange rate influence embedded in the indices and, as described below in the FX Component, overlays selected foreign currency exposure to target enhanced returns.

FX Component: The Fund invests in exchange-traded futures providing exposure to developed market and emerging market currencies. The Adviser’s investment process involves the use of a disciplined and dynamic quantitative model to determine positions held by the Fund. This model relies on statistical analysis to forecast returns and volatilities for currencies based on underlying fundamental factors which the Adviser believes drive exchange rates over time.

As part of the Adviser’s portfolio construction and optimization process, the Adviser seeks to minimize exposure to currencies of countries with heightened sustainability risks, through implementation of a penalty function that references environmental, social and/or governance (“ESG”) score data issued by an independent third party that is related to a particular country. The penalty function is intended to reduce the Fund’s exposures to currencies of countries with low ESG scores. ESG scores may be negatively impacted by underlying data in three general categories: (1) natural and produced capital (e.g., insufficient infrastructure), (2) human capital (e.g., poor access to clean water), and (3) institutional capital (e.g., evidence of corruption).

Under normal circumstances, the Fund will have exposure to investments that are economically tied to at least three different countries outside of the U.S. In addition, the Fund will have exposure, equal to at least 40% of its assets, to investments outside of the United States through investments in derivatives and securities.

For this purpose, a company is considered to be located outside the United States if: (i) it is organized under the laws of or maintains its principal office in a country located outside the United States; (ii) its securities are principally traded on trading markets in countries located outside the United States; (iii) it derives at least 50% of its total revenue or profits from either goods produced or services performed or sales made in countries located outside the United States; or (iv) it has at least 50% of its assets in countries located outside the United States. In addition, the Fund considers investments in currency futures to be investments outside of the United States. The Fund considers an equity index future to be an investment outside of the United States if at least 50% of the securities of the companies that comprise the index are located outside of the United States. The Fund considers an investment in a registered investment company, including an exchange-traded fund (“ETF”), to be an investment outside of the United States if such registered investment company targets exposure to an index and at least 50% of the securities of the companies that comprise such index are located outside of the United States.

The Fund is a “commodity pool” under the U.S. Commodity Exchange Act, and the Adviser is a “commodity pool operator” registered with and regulated by the Commodity Futures Trading Commission (“CFTC”).

Torray Equity Income Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Approach
Strategy Narrative [Text Block]

The Fund views common stock ownership as an investment in a business, and therefore invests for the long term. The Fund seeks to invest in securities when it believes valuations are modest relative to earnings, cash flow or asset values. The Fund invests principally in common stock of large capitalization domestic companies characterized by operating profitability, conservative financial structures, sustainable dividend policies and shareholder-oriented management. Investments are held as long as the issuers’ fundamentals remain intact, and the Fund believes issuers’ shares are reasonably valued.

Consistency of profitability is a cornerstone of the strategy, with strong operating cash flow and free cash flow per share essential metrics for funding and growing dividends without jeopardizing business health or growth needs. The Fund reviews company balance sheets (total debt, term structure, debt issuance and retirement) for industry appropriate debt levels, and operating cash flow relative to debt service requirements. Monitoring share count and management’s use of share buybacks, alongside dividends, can be an indicator of a commitment to returning capital to shareholders when excess cash is available and internal investment opportunities are limited. These factors help the Fund identify high-quality companies that are financially sound, managed in a way that supports long-term, stable cash returns for investors and offer a higher probability of positive risk-adjusted returns.

The Fund pursues its objective by investing, under normal circumstances, at least 80% of its net assets (including borrowings for investment purposes) in equity securities, such as common stocks, preferred stocks, and convertible preferred stocks. This 80% investment policy is not fundamental and may be changed by the Board without shareholder approval upon 60 days’ prior written notice to shareholders. The Fund will exclude deep out-of-the-money convertible securities from the 80% investment policy.

The Fund usually holds between 20-25 stocks, with positions in individual issuers generally ranging between 3% and 5% of the Fund’s assets. Generally, positions in individual issuers will not exceed 6% of Fund assets. The Fund will not concentrate its investments in any industries, but the Fund may, at certain times and depending on market conditions and other factors, have concentrations in one or more sectors. The Fund currently expects to invest a significant portion of its assets in the Financial sector. The Fund will also invest in U.S. Treasury securities and other cash equivalents.

Longview Advantage ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively-managed exchange-traded fund (“ETF”) and pursues its investment objective by implementing an integrated investment approach that combines research, portfolio design, portfolio management, and trading functions.

The Fund invests primarily in equity securities of a diverse group of U.S. companies across market sectors, market capitalizations, and industry groups. Equity securities in which the Fund may invest include common stock and derivative instruments that give exposure to equities, such as futures contracts, including futures contracts of U.S. indices. To determine whether a company is a U.S. company, the Adviser will consider various factors, including where the company is headquartered, where the company’s principal operations are located, where a majority of the company’s revenues are derived, where the principal trading market is located, the country in which the company was legally organized, and whether the company is in the Fund’s benchmark—the Bloomberg US 3000 Index.

The Fund seeks equity securities of U.S. companies that it expects to have higher returns by placing an enhanced emphasis on securities of companies with higher profitability-to-value ratios. Conversely, the Fund seeks to underweight or exclude securities it expects to have lower returns, such as securities with lower profitability-to-value ratios.

The Adviser defines “value” characteristics mainly using book/price ratios and defines “profitability” characteristics mainly as operating profits to book value ratio. The Fund may vary the exposure to companies with higher profitability-to-value ratio over time. The Fund may also consider other factors when selecting or excluding a security, including industry classification, price momentum, liquidity, float, securities lending and its investment characteristics.

In managing the Fund’s investment portfolio, the Adviser regularly reviews and adjusts the Fund’s allocations to maintain a diversified mix of investments that the Adviser believes offer the best overall potential for long-term capital appreciation.

The Fund may lend its portfolio securities to generate additional income. The Fund may lend its portfolio securities to brokers, dealers and other financial institutions desiring to borrow securities to complete transactions and for other purposes. In connection with such loans, the Fund receives liquid collateral equal to at least 102% of the value of the portfolio securities being lent. This collateral is marked to market on a daily basis. The Fund may lend its portfolio securities in an amount up to 33 1/3% of its total assets.

The Adviser may sell a security or reduce its position if:

● The original investment thesis for a company’s securities is no longer valid; or

● A more attractively priced security is found.

The Fund has elected to be and intends to qualify each year for treatment as a regulated investment company (“RIC”) under Subchapter M of Subtitle A, Chapter 1, of the Internal Revenue Code of 1986, as amended (the “Code”).

Tweedy, Browne Insider + Value ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively-managed exchange-traded fund (“ETF”) and pursues its investment objective by investing under normal circumstances at least 80% of its net assets (plus borrowings for investment purposes) in equity securities of U.S. and non-U.S. companies that Tweedy, Browne Company LLC (“Tweedy, Browne” or the “Adviser”) believes are undervalued, and where either the company’s “insiders” have been actively purchasing the company’s equity securities and/or the company is conducting “opportunistic share buybacks.” For the purposes of the 80% policy, the Adviser considers a company’s “insiders” to be corporate officers, such as the Chairman, Chief Executive Officer, President, Chief Financial Officer, Treasurer, and/or directors, or controlling shareholders, who would typically own 10% or more of the company’s outstanding shares, and the Adviser principally intends to determine whether such insiders are “actively” purchasing a company’s equity securities at a price that is less than the Adviser’s view of such securities’ intrinsic value by reference to public reports filed under the Securities Exchange Act of 1934, or comparable publicly available information of foreign companies. The Adviser defines an “opportunistic share buyback” as a company’s publicly announced program or offer to repurchase equity securities of which it is the issuer at a price less than the Adviser’s view of such securities’ intrinsic value, or which is effective during a period in which the price the company would pay in the market for such securities is less than the Adviser’s view of such securities’ intrinsic value.

Equity securities in which the Fund will invest include common stock, preferred stock, and depositary receipts. The Adviser uses a largely quantitative, decision-rule based investment process to identify companies across a broad cross-section of market capitalizations that it believes are undervalued and where company “insiders” have been actively purchasing the company’s equity securities or where the company has announced an equity security buyback program or offer that reflects, or could be executed at, a price lower than the Adviser’s view of such securities’ intrinsic value. The investment universe from which the Adviser makes its selections consists of companies in the U.S., Europe, the United Kingdom, and Asia, among others, and may include emerging markets. The Adviser may seek to reduce currency risk by hedging its foreign currency exposure back into the U.S. dollar (generally through the use of forward currency contracts), where practicable. The Fund may also invest in securities of foreign issuers either directly or through American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”), European Depositary Receipts (“EDRs”), International Depositary Receipts (“IDRs”), or Non-Voting Depositary Receipts (“NVDRs”). By investing in ADRs rather than investing directly in the securities of foreign issuers, the Fund can avoid currency risks during the settlement period for purchase and sales.

The Adviser uses additional filtering criteria for investment decisions including a required minimum average daily trading volume (liquidity factor) for each security, a minimum amount of insider “free will” purchases (i.e., a stock purchase by an insider that is not required by the insider’s employee compensation plan), a qualifying proprietary multi-factor Tweedy, Browne “Value” score and/or Tweedy, Browne “Total” score, which as of November 30, 2025, includes a total of 33 scored data items, and a market price for the security that is at or around the price paid by the insider or the prices paid by the particular company in opportunistic share buybacks. The Tweedy, Browne “Value” and “Total” scores are based on a multi-factor proprietary model that has been informed by empirical research conducted by the Adviser, as well as information and data derived from external sources.

The Adviser’s strategy seeks diversification by issue, industry, country and market capitalization, and generally targets position sizes for individual securities that, at the time of investment, are no more than 2% of the Fund’s total assets. The Adviser has retained Exchange Traded Concepts, LLC (the “Sub-Adviser”) to provide sub-advisory services.

The Adviser utilizes a proprietary systematic buy and sell discipline that seeks continuous refreshment of the Fund as new ideas present themselves. The Adviser’s approach includes use of a proprietary, computer-based quantitative multifactor comparison system, together with qualitative value analysis. The Adviser’s quantitative investment decision aid serves as a tool to aid in both buy and sell decisions by performing filtering and multifactor scoring of companies throughout the world in which an insider purchase transaction(s) has recently been reported. This system produces multifactor score comparisons between existing portfolio companies and prospective new investment opportunities. This comparison generally aids the Adviser in making investment purchase and sale decisions, with higher scoring stocks more likely to be bought and held, and lower scoring stocks more likely to be sold. A sell decision could be influenced by new information, both favorable and unfavorable, since the date of initial purchase by the Fund. Examples of new information include earnings reports, new insider purchase or sale transactions, a new stock buyback program, a sale of newly issued shares by a company, a large debt paydown, an increase in the dividend, a new acquisition resulting in a significant increase in the company’s debt, or a proposal to acquire the company, among others. The Fund may depart from its principal investment strategy in response to adverse market, economic, political or other conditions by taking a temporary defensive position (up to 100% of its assets) in all types of money market and short-term debt securities. If the Fund were to take a temporary defensive position, it may be unable for a time to achieve its investment objective.

Tweedy, Browne International Insider + Value ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively-managed exchange-traded fund (“ETF”) and pursues its investment objective by investing under normal circumstances at least 80% of its net assets (plus borrowings for investment purposes) in equity securities of non-U.S. companies that Tweedy, Browne Company LLC (“Tweedy, Browne” or the “Adviser”) believes are undervalued, and where either the company’s “insiders” have been actively purchasing the company’s equity securities and/or the company is conducting “opportunistic share buybacks.” For the purposes of the 80% policy, the Adviser considers a company’s “insiders” to be corporate officers, such as the Chairman, Chief Executive Officer, President, Chief Financial Officer, Treasurer, and/or directors, or controlling shareholders, who would typically own 10% or more of the company’s outstanding shares, and the Adviser principally intends to determine whether such insiders are “actively” purchasing a company’s equity securities at a price that is less than the Adviser’s view of such securities’ intrinsic value by reference to public reports filed under the Securities Exchange Act of 1934, or comparable publicly available information of foreign companies. The Adviser defines an “opportunistic share buyback” as a company’s publicly announced program or offer to repurchase equity securities of which it is the issuer at a price less than the Adviser’s view of such securities’ intrinsic value, or which is effective during a period in which the price the company would pay in the market for such securities is less than the Adviser’s view of such securities’ intrinsic value. Up to 20% of the Fund’s net assets may be invested in U.S. companies.

In general, the Adviser considers an insider to be “actively purchasing” his or her own company shares if an insider transaction purchase amount is deemed by the Adviser meaningful, significant, and opportunistic for the particular insider rather than cursory and routine, or required by the insider’s employee compensation plan. For instance, if an insider’s purchase signals that the insider is opportunistically buying their own company’s stock with the expectation that the stock will increase in value, the Adviser is likely to deem the transaction an active purchase by that insider of the company’s securities.

While there is no minimum percentage ownership threshold that would require a company with an insider purchase transaction to be eliminated from consideration as a possible investment candidate, generally an insider transaction amount of $100,000 is considered meaningful and opportunistic (depending on the insider’s net worth). Ultimately, the determination that an insider has or has not actively purchased a company’s shares is a proprietary judgment made by the Adviser based on its investment analysis.

The Fund determines where a company is located, and thus, whether a company is considered to be located outside the United States by considering whether: (i) it is organized under the laws of or maintains its principal office in a country located outside the United States; (ii) its securities are principally traded on trading markets in countries located outside the United States; (iii) it derives at least 50% of its total revenue or profits from either goods produced or services performed or sales made in countries located outside the United States; or (iv) it has at least 50% of its assets in countries located outside the United States.

Equity securities in which the Fund will invest include common stock, preferred stock, and depositary receipts. The Adviser uses a largely quantitative, decision-rule based investment process to identify companies across a broad cross-section of market capitalizations that it believes are undervalued and where company “insiders” have been actively purchasing the company’s equity securities or where the company has announced an equity security buyback program or offer that reflects, or could be executed at, a price lower than the Adviser’s view of such securities’ intrinsic value. The Adviser’s determination that a stock is undervalued is a judgment call that is informed by the analysis of numerous investment characteristics, including: (i) the nature and context of the insider purchase transaction itself, (ii) comparisons to other publicly traded companies and other peer companies, and (iii) valuation ratios, such as price-to-earnings ratio, dividend yield, and the relationship between a company’s stock price and its book value.

The investment universe from which the Adviser makes its selections consists of companies in the Europe, the United Kingdom, and Asia, among others, and may include emerging markets. The Adviser considers “emerging markets” to include countries in the MSCI Emerging Markets Index or countries that the Adviser considers to be emerging markets based on an evaluation of their level of economic development or the size and experience of their securities markets.

The Adviser may seek to reduce currency risk by hedging its foreign currency exposure back into the U.S. dollar (generally through the use of forward currency contracts), where practicable. The Fund may also invest in securities of foreign issuers either directly or through American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”), European Depositary Receipts (“EDRs”), International Depositary Receipts (“IDRs”), or Non-Voting Depositary Receipts (“NVDRs”). By investing in ADRs rather than investing directly in the securities of foreign issuers, the Fund can avoid currency risks during the settlement period for purchase and sales.

The Adviser uses additional filtering criteria for investment decisions including a required minimum average daily trading volume (liquidity factor) for each security, a minimum amount of insider “free will” purchases (i.e., a stock purchase by an insider that is not required by the insider’s employee compensation plan), a qualifying proprietary multi-factor Tweedy, Browne “Value” score and/or Tweedy, Browne “Total” score, which as of November 30, 2025, includes a total of 33 scored data items, and a market price for the security that is at or around the price paid by the insider or the prices paid by the particular company in opportunistic share buybacks. The Tweedy, Browne “Value” and “Total” scores are based on a multi-factor proprietary model that has been informed by empirical research conducted by the Adviser, as well as information and data derived from external sources.

The Adviser’s strategy seeks diversification by issue, industry, country and market capitalization, and generally targets position sizes for individual securities that, at the time of the initial investment, are no more than 3% of the Fund’s total assets. The Adviser has retained Exchange Traded Concepts, LLC (the “Sub-Adviser”), which is responsible for trading portfolio securities for the Fund, including selecting broker-dealers to execute purchase and sale transactions or in connection with any rebalancing of the Fund.

While investing in a particular sector is not a principal investment strategy of the Fund, its portfolio may be significantly invested in a sector as a result of the portfolio management decisions made pursuant to its principal investment strategy. Initially, the Fund expects to be significantly invested in the financial services sector.

The Adviser utilizes a proprietary systematic buy and sell discipline that seeks continuous refreshment of the Fund as new ideas present themselves. The Adviser’s approach includes use of a proprietary, computer-based quantitative multifactor comparison system, together with qualitative value analysis. The Adviser’s quantitative investment decision aid serves as a tool to aid in both buy and sell decisions by performing filtering and multifactor scoring of companies throughout the world in which an insider purchase transaction(s) has recently been reported. This system produces multifactor score comparisons between existing portfolio companies and prospective new investment opportunities. This comparison generally aids the Adviser in making investment purchase and sale decisions, with higher scoring stocks more likely to be bought and held, and lower scoring stocks more likely to be sold. A sell decision could be influenced by new information, both favorable and unfavorable, since the date of initial purchase by the Fund. Examples of new information include earnings reports, new insider purchase or sale transactions, a new stock buyback program, a sale of newly issued shares by a company, a large debt paydown, an increase in the dividend, a new acquisition resulting in a significant increase in the company’s debt, or a proposal to acquire the company, among others.

The Fund may depart from its principal investment strategy in response to adverse market, economic, political or other conditions by taking a temporary defensive position (up to 100% of its assets) in all types of money market and short-term debt securities. If the Fund were to take a temporary defensive position, it may be unable for a time to achieve its investment objective.

Advent Convertible Bond ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively-managed exchange-traded fund (“ETF”) advised by Advent Capital Management, LLC (the “Adviser”) that seeks to achieve its investment objective by investing, under normal market conditions, at least 80% of its net assets (plus borrowings for investment purposes) in convertible securities issued by U.S.-domiciled companies and in USD denominated convertible securities issued by foreign-domiciled companies that are traded on U.S. exchanges (the “80% Policy”). For purposes of the 80% Policy, the Fund considers the following security types to be convertible securities: convertible bonds, mandatory convertible bonds, convertible preferred stocks, and synthetic convertibles. Convertible preferred stocks are share issuances of a company that rank above that of common stock, below that of most debt issuances, and provide the option to convert into common stock at predetermined times. A synthetic convertible is a convertible security with an underlying issuer that is not and does not own the conversion equity. A synthetic convertible instrument is designed to simulate the economic characteristics of a convertible security through the combined features of a debt instrument and a security providing an option on an equity security. The Fund may establish a synthetic convertible instrument by combining a fixed-income security (which may be either convertible or non-convertible) with the right to acquire an equity security. The fixed-income and equity option components may have different issuers, and either component may change at any time. Synthetic convertible bonds are created by third parties which typically are investment banks and brokerage firms. The Fund may invest in synthetic convertible bonds already established by such third parties which are trading in the marketplace.

The Fund will primarily invest in convertible securities which, at the time of purchase, are trading at no more than 20% above their straight bond value, with the goal of investing in securities with greater upside potential than downside risk, as determined by the Adviser. The Adviser uses its bottom-up company-specific research philosophy to identify undervalued convertible securities, and considers various factors, including its evaluation of the macroeconomic and sector outlook, interest rate changes, credit risks, and stable to improving issuer fundamentals.

The Fund seeks to exploit the inherent advantages of convertible securities by identifying companies that, in the Adviser’s view, have temporarily fallen out of market favor but have long corporate histories and a stable to improving credit profile. The Fund’s investments are unconstrained with respect to particular markets, sectors and industries, and the Fund may from time to time have sizable allocations to particular markets, sectors, and/or industries.

The Fund may invest in debt securities with a broad range of maturities, with fixed or variable principal payments, and investment grade, non-investment grade and non-rated securities. The Fund may invest in securities of any credit quality.

The Fund may invest globally (including in emerging markets) and there are no geographic limits on the Fund’s holdings. The Adviser considers a country to be an emerging market country if the country is represented in the MSCI Emerging Markets Index or another widely recognized emerging markets index. As of October 31, 2025, the MSCI Emerging Markets Index consisted of the following 24 emerging markets countries: Brazil, Chile, China, Colombia, Czech Republic, Egypt, Greece, Hungary, India, Indonesia, Korea, Kuwait, Malaysia, Mexico, Peru, Philippines, Poland, Qatar, Saudi Arabia, South Africa, Taiwan, Thailand, Turkey and the United Arab Emirates. Emerging markets are often characterized by low to middle income but with rapid economic growth, as well as financial liberalization and institutional development.

The Fund may invest in equity securities to the extent they are acquired via the conversion or exchange with the issuer of a convertible security held by the Fund. Equity securities must be sold by the Fund within 60 days of their settlement.

The Fund may invest in fixed income securities that are not investment grade but are rated as low as Ca2 by Moody’s, CC by S&P (or their equivalents), or in the case of unrated securities CC as determined in the sole judgement of the Adviser.

The Fund expects to be an active and frequent trader of its portfolio securities which may result in increased transaction costs, including brokerage commissions, dealer mark-ups and other transaction costs, which could reduce the Fund’s return.

The Fund may also seek to increase its income by lending portfolio securities.

The Fund has elected to be and intends to qualify each year for treatment as a regulated investment company (“RIC”) under Subchapter M of Subtitle A, Chapter 1, of the Internal Revenue Code of 1986, as amended (the “Code”).

The Fund may sell an investment or reduce its position if:

●	The investment subsequently fails to meet the investment criteria;

●	Revised economic forecasts, sector outlook, or interest rate outlook requires a repositioning of the portfolio;

●	Changing credit profile and/or conditions result in an unacceptable risk condition;

●	A more attractive investment is found; or

●	The Adviser believes that the investment has reached its appreciation potential.

First Eagle Global Equity ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively managed exchange-traded fund (“ETF”) and seeks to achieve its objective by investing, under normal conditions, at least 80% of its net assets (plus any borrowings for investment purposes) in equity and equity-related securities issued by U.S. and non-U.S. issuers. The Fund will also, under normal market conditions: (1) invest at least 40% of its assets (plus any borrowings for investment purposes) outside the United States, or if market conditions are not deemed favorable by First Eagle Investment Management, LLC (the “Adviser”), at least 30% of its assets (plus any borrowings for investment purposes) outside the United States, and (2) hold securities of issuers located in at least three countries, not including the United States. While not considered a principal investment strategy of the Fund, for purposes of these 40% and 30% of assets allocations, the Fund ’‘counts’’ relevant derivative positions on foreign investments, and in doing so, values each position at the price at which it is held on the Fund’s books (generally market price, but the Fund anticipates valuing each such position for purposes of assessing compliance with this test at notional value in connection with new rules requiring that treatment, which came into effect in 2025). Unless specifically noted otherwise, the Adviser will determine an investment’s location based on its assessment of the investment’s “country of risk.” “Country of risk” is based on a multi-factor country of risk assessment determined by the Adviser, including factors such as an issuer’s country of domicile, and the country of the exchange on which an investment trades, among others. The Fund’s non-U.S. investments may include equity securities issued by companies that are established or operating in emerging market countries. The Adviser considers “emerging markets” to include countries in the MSCI Emerging Markets Index or countries that the Adviser considers to be emerging markets based on an evaluation of their level of economic development or the size and experience of their securities markets.

The equity securities in which the Fund may invest include common stock, preferred stock, other investment companies (including ETFs), and depositary receipts.

The Fund may invest in or have exposure to companies of any size.

The investment philosophy and strategy of the Fund can be broadly characterized as a “value” approach, as it seeks a “margin of safety” in each investment purchase. The Adviser considers the “margin of safety” to be the difference between a company’s market price and the Adviser’s estimate of the company’s intrinsic value, with the goal being to avoid permanent impairment of capital (as opposed to temporary losses in share value relating to shifting investor sentiment or other normal share price volatility).” In particular, a discount to “intrinsic value” is sought even for the best of businesses, with a deeper discount demanded for companies that the Adviser views as under business model, balance sheet, management or other stresses, such as regulatory or geopolitical risks. “Intrinsic value” is based on the Adviser’s judgment of what a prudent and rational business buyer would pay in cash for all of the company in normal markets.

The Fund has elected to be, and intends to qualify each year for treatment as a regulated investment company (“RIC”) under Subchapter M of Subtitle A, Chapter 1, of the Internal Revenue Code of 1986, as amended (the “Code”).

First Eagle Overseas Equity ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively managed exchange-traded fund (“ETF”) and seeks to achieve its objective by investing primarily in equities issued by non-U.S. issuers. Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity and equity-related foreign securities (including American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”) and European Depositary Receipts (“EDRs”)) (the “80% Policy”). While not considered a principal investment strategy of the Fund, for purposes of the 80% Policy, the Fund ’‘counts’’ relevant derivative positions towards the 80% of assets allocation, and in doing so, values each position at the price at which it is held on the Fund’s books (generally market price, but the Fund anticipates valuing each such position for purposes of assessing compliance with this test at notional value in connection with new rules requiring that treatment, which came into effect in 2025). Unless specifically noted otherwise, First Eagle Investment Management, LLC (the “Adviser”) will determine an investment’s location based on its assessment of the investment’s “country of risk.” “Country of risk” is based on a multi-factor country of risk assessment determined by the Adviser, including factors such as an issuer’s country of domicile, and the country of the exchange on which an investment trades, among others. The majority of the Fund’s non-U.S. investments may include equity securities that are traded in mature markets (for example, Canada, Japan, Germany and France), and the Fund may invest in countries whose economies are still developing (sometimes called ’‘emerging markets’’). The Adviser considers “emerging markets” to include countries in the MSCI Emerging Markets Index or countries that the Adviser considers to be emerging markets based on an evaluation of their level of economic development or the size and experience of their securities markets.

The equity securities in which the Fund may invest include common stock, preferred stock, other investment companies (including ETFs) and depositary receipts.

The Fund may invest in or have exposure to companies of any size.

The investment philosophy and strategy of the Fund can be broadly characterized as a “value” approach, as it seeks a “margin of safety” in each investment purchase. The Adviser considers the “margin of safety” to be the difference between a company’s market price and its estimate of the company’s intrinsic value, with the goal being to avoid permanent impairment of capital (as opposed to temporary losses in share value relating to shifting investor sentiment or other normal share price volatility). In particular, a discount to “intrinsic value” is sought even for the best of businesses, with a deeper discount demanded for companies that the Adviser views as under business model, balance sheet, management or other stresses, such as regulatory or geopolitical risks. “Intrinsic value” is based on the Adviser’s judgment of what a prudent and rational business buyer would pay in cash for all of the company in normal markets.

The Fund has elected to be, and intends to qualify each year for treatment as a regulated investment company (“RIC”) under Subchapter M of Subtitle A, Chapter 1, of the Internal Revenue Code of 1986, as amended (the “Code”).

Twin Oak Enhanced Credit ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to achieve its investment objective by investing, under normal conditions, at least 80% of its net assets (plus any borrowings for investment purposes) in credit-related instruments and other investments that provide economic exposure to credit-related instruments selected by the Fund’s adviser, Twin Oak ETF Company (“Twin Oak” or the “Adviser”). The Fund defines “credit-related instruments and other investments that provide economic exposure to credit-related instruments” as debt securities, such as bonds and loans, other fixed income investments, and fixed income ETFs or derivatives that provide investment exposure to these credit-related investments either directly or indirectly. The Fund’s 80% investment policy is not fundamental and may be changed by the Board without shareholder approval.

The Adviser seeks to achieve the Fund’s investment objective primarily by investing in fixed income ETFs either directly or via derivatives or by investing in derivatives on fixed income indices in order to gain exposure to these credit-related instruments. The Fund expects to utilize swaps, options and other derivatives contracts that use fixed income instruments or fixed income indices or ETFs as reference assets.

The Fund expects to have exposure to credit-related instruments across multiple credit sectors. The ETFs and fixed income indices underlying the derivatives contracts that the Fund utilizes will have exposure to fixed income investments with different maturities, durations, and quality requirements. These credit-related investment sectors include, but are not limited to: corporate debt, fixed-income securities rated below investment grade (or “high yield” bonds), fixed-income securities issued by governmental entities (including supranational entities), their agencies and instrumentalities, mezzanine investments, collateralized loan obligations (“CLOs”), collateralized debt obligations (“CDOs”), bank loans, mortgage-related and asset-backed securities and other fixed and floating or variable rate obligations.

In managing the Fund, the Adviser seeks to implement a hedging strategy that is complementary to its core credit strategy, utilizing options contracts, swaps and other derivatives. Certain types of derivatives have a leverage-like effect on the portfolio, in that they require a relatively small premium or margin payment in relation to the size of the investment exposure the Fund acquires. The Adviser expects that the implementation of the Fund’s investment strategy, which may include a significant level of investment in derivatives, will have the effect of creating leverage in the Fund and that the Fund’s potential exposure will routinely be greater than its net assets.

The Fund also expects to hold cash and cash-like instruments and high-quality short term fixed income securities as collateral for the swaps and other derivatives contracts. The Adviser may invest in non-affiliated money market funds as part of the collateral component of the portfolio. The Fund may also invest in an affiliated ETF, the Twin Oak Short Horizon Absolute Return ETF (“Short Horizon ETF”), as collateral for the swaps and other derivatives contracts. The Short Horizon ETF is actively managed by Twin Oak and seeks to provide a stable return.

The Fund is “non-diversified” for purposes of the Investment Company Act of 1940, as amended, (the “1940 Act”), which means that the Fund may invest in fewer securities at any one time than a diversified fund. The Fund may not invest more than 15% of its net assets in illiquid investments.

The Fund intends to elect to be, and intends to qualify each year for treatment as, a regulated investment company (“RIC”) under Subchapter M of Subtitle A, Chapter 1, of the Internal Revenue Code of 1986, as amended (the “Code”).

Twin Oak Active Opportunities II ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively managed exchange-traded fund (“ETF”) whose investment objective is to seek long-term capital appreciation. The Fund seeks to achieve its investment objective by investing in equity securities (e.g. common and preferred stock) of small, medium, and large companies and fixed-income securities such as government or corporate bonds issued by a variety of entities. These fixed-income securities may vary by asset class, have varying maturities (e.g. short-term, intermediate or long-term) and credit qualities (e.g. investment grade or below investment grade). The Fund may invest directly in either equity or fixed income securities or utilize other ETFs, which may include other ETFs managed by the Adviser, Twin Oak ETF Company (the “Adviser” or “Twin Oak”), to achieve the desired exposure, or indirectly by investing in derivatives. The Fund primarily invests in securities of U.S. issuers. The Fund will not invest in foreign or emerging markets securities as part of its principal investment strategy. The Fund expects to utilize swaps, options and other derivatives contracts that use equity or fixed income instruments or equity or fixed income indices or ETFs as reference assets.

The Fund uses both a “bottom-up” approach to selecting investments, focusing on the analysis of individual securities as well as a “top-down” approach to manage the overall portfolio characteristics and risks. The bottom-up research approach for equity positions will be driven by the Adviser’s fundamental research on individual securities. For fixed income, the Adviser’s research approach will focus primarily on, but not limited to, the risk return trade off across credit, spreads, duration, and asset class exposures. Bottom-up exposures will then be assessed relative to top-down characteristics of the Fund’s entire portfolio. Additionally, based on the Adviser’s assessment of available market opportunities in equity and fixed income, the Adviser may shift the allocation between equities and fixed income to maximize long-term capital appreciation. The Adviser has discretion to determine how the portfolio’s assets are allocated with the goal of being flexible to a wide variety of market conditions while pursuing the Fund’s investment objective.

The Fund’s asset mix is expected to consist of a combination of equity and fixed-income securities, however, the Adviser reserves the right to invest all of the Fund’s assets in any one asset class depending upon market conditions.

At the discretion of the Adviser, the Fund may invest its assets in cash and cash equivalents, or money market instruments for temporary defensive purposes in response to adverse market, economic or political conditions and to retain flexibility in paying expenses, which may result in the Fund not achieving its investment objective. During such periods, the Fund may invest in an affiliated ETF, the Twin Oak Short Horizon Absolute Return ETF (“Short Horizon ETF”), for any purpose. The Short Horizon ETF is actively managed by Twin Oak and seeks to provide a stable return.

The Adviser has engaged Exchange Traded Concepts, LLC (the “Sub-Adviser” or “ETC”) as sub-adviser to provide trading services as well as proxy voting and other non-portfolio management services to the Fund.

The Fund is “non-diversified” for purposes of the Investment Company Act of 1940, as amended, (the “1940 Act”), which means that the Fund may invest in fewer securities at any one time than a diversified fund. The Fund may not invest more than 15% of its net assets in illiquid investments.

The Fund intends to elect to be, and intends to qualify each year for treatment as, a regulated investment company (“RIC”) under Subchapter M of Subtitle A, Chapter 1, of the Internal Revenue Code of 1986, as amended (the “Code”).

Twin Oak Active Opportunities III ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively managed exchange-traded fund (“ETF”) whose investment objective is to seek long-term capital appreciation. The Fund seeks to achieve its investment objective by investing in equity securities (e.g. common and preferred stock) of small, medium, and large companies and fixed-income securities such as government or corporate bonds issued by a variety of entities. These fixed-income securities may vary by asset class, have varying maturities (e.g. short-term, intermediate or long-term) and credit qualities (e.g. investment grade or below investment grade). The Fund may invest directly in either equity or fixed income securities or utilize other ETFs, which may include other ETFs managed by the Adviser, Twin Oak ETF Company (the “Adviser” or “Twin Oak”), to achieve the desired exposure, or indirectly by investing in derivatives. The Fund invests in securities of U.S. and non-U.S. issuers. The Fund expects to utilize swaps, options and other derivatives contracts that use equity or fixed income instruments or equity or fixed income indices or ETFs as reference assets.

The Fund uses both a “bottom-up” approach to selecting investments, focusing on the analysis of individual securities as well as a “top-down” approach to manage the overall portfolio characteristics and risks. The bottom-up research approach for equity positions will be driven by the Adviser’s fundamental research on individual securities. For fixed income, the Adviser’s research approach will focus primarily on, but not limited to, the risk return trade off across credit, spreads, duration, and asset class exposures. Bottom-up exposures will then be assessed relative to top-down characteristics of the Fund’s entire portfolio. Additionally, based on the Adviser’s assessment of available market opportunities in equity and fixed income, the Adviser may shift the allocation between equities and fixed income to maximize long-term capital appreciation. The Adviser has discretion to determine how the portfolio’s assets are allocated with the goal of being flexible to a wide variety of market conditions while pursuing the Fund’s investment objective.

The Fund’s asset mix is expected to consist of a combination of equity and fixed-income securities, however, the Adviser reserves the right to invest all of the Fund’s assets in any one asset class depending upon market conditions. While investing in a particular sector is not a principal investment strategy of the Fund, its portfolio may be significantly invested in a sector as a result of the portfolio management decisions made pursuant to its principal investment strategy.

At the discretion of the Adviser, the Fund may invest its assets in cash and cash equivalents, or money market instruments for temporary defensive purposes in response to adverse market, economic or political conditions and to retain flexibility in paying expenses, which may result in the Fund not achieving its investment objective. During such periods, the Fund may invest in an affiliated ETF, the Twin Oak Short Horizon Absolute Return ETF (“Short Horizon ETF”), for any purpose. The Short Horizon ETF is actively managed by Twin Oak and seeks to provide a stable return.

The Adviser has engaged Exchange Traded Concepts, LLC (the “Sub-Adviser” or “ETC”) as sub-adviser to provide trading services as well as proxy voting and other non-portfolio management services to the Fund.

The Fund is “non-diversified” for purposes of the Investment Company Act of 1940, as amended, (the “1940 Act”), which means that the Fund may invest in fewer securities at any one time than a diversified fund. The Fund may not invest more than 15% of its net assets in illiquid investments.

The Fund intends to elect to be, and intends to qualify each year for treatment as, a regulated investment company (“RIC”) under Subchapter M of Subtitle A, Chapter 1, of the Internal Revenue Code of 1986, as amended (the “Code”).

Twin Oak Endure ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively managed exchange-traded fund (“ETF”) whose investment objective is to seek total return. The Fund seeks to achieve its investment objective by investing in equity securities (e.g. common and preferred stock) of small, medium, and large companies. The Fund may invest directly in equity securities, utilize other ETFs, which may include other ETFs managed by the Adviser, Twin Oak ETF Company (the “Adviser” or “Twin Oak”), or synthetically via derivatives to achieve the desired exposure. The Fund primarily invests in securities of U.S. issuers. The Fund will not invest in foreign or emerging markets securities as part of its principal investment strategy.

The Fund uses both a “bottom-up” approach to selecting investments, focusing on the analysis of individual securities as well as a “top-down” approach to manage the overall portfolio characteristics and risks. The bottom-up research approach for equity positions will be driven by the Adviser’s fundamental research on individual securities or asset classes. Bottom-up exposures will then be assessed relative to top-down characteristics of the Fund’s entire portfolio.

In managing the Fund, the Adviser will also seek to implement a hedging strategy utilizing option contracts, swaps and other derivatives. Certain types of derivatives have a leverage-like effect on the portfolio, in that they require a relatively small premium or margin payment in relation to the size of the investment exposure the Fund acquires. The Fund’s total return may be reduced relative to a portfolio consisting solely of equity securities in rising markets and may be enhanced relative to the same portfolio in flat or declining markets. In addition to the hedging strategy, the Adviser may also invest its assets in cash and cash equivalents, or money market instruments for temporary defensive purposes in response to adverse market, economic or political conditions and to retain flexibility in paying expenses, which may result in the Fund not achieving its investment objective. During such periods, the Fund may invest in an affiliated ETF, the Twin Oak Short Horizon Absolute Return ETF (“Short Horizon ETF”), for any purpose. The Short Horizon ETF is actively managed by Twin Oak and seeks to provide a stable return.

The Adviser has engaged Exchange Traded Concepts, LLC (“ETC” or the “Sub-Adviser”) as sub-adviser to provide trading services as well as proxy voting and other non-portfolio management services to the Fund.

The Fund is “non-diversified” for purposes of the Investment Company Act of 1940, as amended, (the “1940 Act”), which means that the Fund may invest in fewer securities at any one time than a diversified fund. The Fund may not invest more than 15% of its net assets in illiquid investments.

The Fund intends to elect to be, and intends to qualify each year for treatment as, a regulated investment company (“RIC”) under Subchapter M of Subtitle A, Chapter 1, of the Internal Revenue Code of 1986, as amended (the “Code”).

MUFG Japan Small Cap Active ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively-managed exchange-traded fund (“ETF”) and under normal conditions seeks to achieve its investment objective by investing at least 80% of the value of its net assets (plus any borrowings for investment purposes) in equity securities of small capitalization companies that are domiciled in or exercise the predominant part of their economic activity in Japan (the “80% Policy”). As of the date of this prospectus, small capitalization companies are those with market capitalizations at the time of investment between $300 million and $10 billion. The Fund is not required to sell equity securities whose market values appreciate or depreciate outside this market capitalization range.

Clearbrook Investment Consulting, LLC (the “Adviser”) has engaged Mitsubishi UFJ Trust and Banking Corporation (the “Sub-Adviser”) to provide investment advice to the Adviser related to the composition of the assets of the Fund. The Sub-Adviser employs a thematic approach to identify attractive small capitalization companies. The Sub-Adviser uses a quantitative screen focused on market capitalization and credit risk, and then uses proprietary research to identify key structural and cyclical themes with the potential for superior long-term growth, which include companies demonstrating (a) pioneering business models, (b) strength of position in industry value chain, (c) strong management, and (d) attractive valuations.

In determining whether a company is domiciled in or exercises the predominant part of its economic activity in Japan, the Fund will consider any one of the following four factors when making its determination: (i) country of organization; (ii) primary securities trading market; (iii) location of assets with respect to at least half of the company’s assets; or (iv) country where the company derives at least half of its revenue or profits.

The Fund may invest up to 20% of its net assets in securities of companies that are established or operating in countries outside of Japan, which may include less developed and emerging markets countries as well as other developed market countries.

Equity securities in which the Fund may invest include common stock, preferred stock, other investment companies, depositary receipts, real estate investment trusts (“REITs”), initial public offerings (“IPOs”), and ETFs.

From time to time, in pursuing its investment strategies, the Fund may hold a significant percentage of its investments in specific sectors of the economy, such as the industrials sector. However, as the sector composition of the Fund’s portfolio changes over time, the Fund’s exposure to the industrials sector may be lower at a future date, and the Fund’s exposure to other market sectors may be higher.

The Fund may lend its portfolio securities to generate additional income. The Fund may lend its portfolio securities to brokers, dealers and other financial institutions desiring to borrow securities to complete transactions and for other purposes. In connection with such loans, the Fund receives liquid collateral equal to at least 102% of the value of the portfolio securities being lent. This collateral is marked to market on a daily basis. The Fund may lend its portfolio securities in an amount up to 33 1/3% of its total assets.

The Sub-Adviser may advise to sell a security or reduce its position if:

●	growth prospects weaken; or

●	stock price begins to reflect underlying value.

The Fund has elected to be and intends to qualify each year for treatment as a regulated investment company (“RIC”) under Subchapter M of Subtitle A, Chapter 1 (“Subchapter M”), of the Internal Revenue Code of 1986, as amended (the “Code”).